CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Millions	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Beginning balance (shares) at Dec. 31, 2017					15,671,730
Beginning balance at Dec. 31, 2017					$ 60.4
Ending balance (shares) at Dec. 31, 2018					24,445,555
Ending balance at Dec. 31, 2018					$ 180.8
Beginning balance (shares) at Dec. 31, 2017	10,887,059
Beginning balance at Dec. 31, 2017	$ 0.0	$ 8.5	$ (36.9)	$ 0.0	(28.4)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)	34,125
Stock-based compensation		2.1			2.1
Net loss			(52.9)		(52.9)
Ending balance (shares) at Dec. 31, 2018	10,983,684
Ending balance at Dec. 31, 2018	$ 0.0	10.7	(89.8)	0.0	$ (79.1)
Ending balance (shares) at Dec. 31, 2019					31,557,107
Ending balance at Dec. 31, 2019					$ 480.2
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)	182,057
Exercise of stock options		0.5			0.5
Stock-based compensation		4.3			4.3
Net loss			(108.5)		(108.5)
Other comprehensive income				0.1	$ 0.1
Ending balance (shares) at Dec. 31, 2019	11,271,228				11,271,228
Ending balance at Dec. 31, 2019	$ 0.0	15.7	(198.3)	0.1	$ (182.5)
Ending balance (shares) at Mar. 31, 2020					31,557,107
Ending balance at Mar. 31, 2020					$ 480.2
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)	54,374
Stock-based compensation		2.2			2.2
Contribution to the Lemonade Foundation (shares)	500,000
Contribution to the Lemonade Foundation		12.2			12.2
Net loss			(36.5)		(36.5)
Ending balance (shares) at Mar. 31, 2020	11,825,602
Ending balance at Mar. 31, 2020	$ 0.0	30.1	(234.8)	0.1	$ (204.6)
Beginning balance (shares) at Dec. 31, 2019					31,557,107
Beginning balance at Dec. 31, 2019					$ 480.2
Ending balance (shares) at Sep. 30, 2020					0
Ending balance at Sep. 30, 2020					$ 0.0
Beginning balance (shares) at Dec. 31, 2019	11,271,228				11,271,228
Beginning balance at Dec. 31, 2019	$ 0.0	15.7	(198.3)	0.1	$ (182.5)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Net loss					(88.4)
Ending balance (shares) at Sep. 30, 2020	56,584,029
Ending balance at Sep. 30, 2020	$ 0.0	855.0	(286.7)	0.7	$ 569.0
Beginning balance (shares) at Dec. 31, 2019					31,557,107
Beginning balance at Dec. 31, 2019					$ 480.2
Convertible Preferred Stock
Conversion of convertible preferred stock to common stock upon closing of Initial Public Offering (IPO) (shares)					(31,557,107)
Conversion of convertible preferred stock to common stock upon closing of Initial Public Offering (IPO)					$ (480.2)
Ending balance (shares) at Dec. 31, 2020					0
Ending balance at Dec. 31, 2020					$ 0.0
Beginning balance (shares) at Dec. 31, 2019	11,271,228				11,271,228
Beginning balance at Dec. 31, 2019	$ 0.0	15.7	(198.3)	0.1	$ (182.5)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Conversion of Convertible Preferred Stock to common stock upon closing of initial public offering (shares)	31,557,107
Conversion of Convertible Preferred Stock to common stock upon closing of initial public offering		480.2			480.2
Issuance of common stock (shares)	12,650,000
Issuance of common stock		338.0			$ 338.0
Exercise of stock options (shares)	282,422				282,422
Exercise of stock options		1.8			$ 1.8
Stock-based compensation		10.6			10.6
Contribution to the Lemonade Foundation (shares)	500,000
Contribution to the Lemonade Foundation		12.2			12.2
Net loss			(122.3)		(122.3)
Other comprehensive income				1.7	$ 1.7
Ending balance (shares) at Dec. 31, 2020	56,774,294				56,774,294
Ending balance at Dec. 31, 2020	$ 0.0	859.8	(320.6)	1.8	$ 541.0
Beginning balance (shares) at Mar. 31, 2020					31,557,107
Beginning balance at Mar. 31, 2020					$ 480.2
Ending balance (shares) at Jun. 30, 2020					31,557,107
Ending balance at Jun. 30, 2020					$ 480.2
Beginning balance (shares) at Mar. 31, 2020	11,825,602
Beginning balance at Mar. 31, 2020	$ 0.0	30.1	(234.8)	0.1	(204.6)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)	30,562
Exercise of stock options		0.1			0.1
Stock-based compensation		2.4			2.4
Release of shares upon repayment (shares)	513,537
Release of shares upon repayment		1.3			1.3
Net loss			(21.0)		(21.0)
Other comprehensive income				0.2	0.2
Ending balance (shares) at Jun. 30, 2020	12,369,701
Ending balance at Jun. 30, 2020	$ 0.0	33.9	(255.8)	0.3	$ (221.6)
Convertible Preferred Stock
Conversion of convertible preferred stock to common stock upon closing of Initial Public Offering (IPO) (shares)					(31,557,107)
Conversion of convertible preferred stock to common stock upon closing of Initial Public Offering (IPO)					$ (480.2)
Ending balance (shares) at Sep. 30, 2020					0
Ending balance at Sep. 30, 2020					$ 0.0
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Conversion of Convertible Preferred Stock to common stock upon closing of initial public offering (shares)	31,557,107
Conversion of Convertible Preferred Stock to common stock upon closing of initial public offering		480.2			480.2
Issuance of common stock (shares)	12,650,000
Issuance of common stock		338.0			338.0
Exercise of stock options (shares)	7,221
Exercise of stock options		0.2			0.2
Stock-based compensation		2.7			2.7
Net loss			(30.9)		(30.9)
Other comprehensive income				0.4	0.4
Ending balance (shares) at Sep. 30, 2020	56,584,029
Ending balance at Sep. 30, 2020	$ 0.0	855.0	(286.7)	0.7	$ 569.0
Beginning balance (shares) at Dec. 31, 2020					0
Beginning balance at Dec. 31, 2020					$ 0.0
Ending balance (shares) at Mar. 31, 2021					0
Ending balance at Mar. 31, 2021					$ 0.0
Beginning balance (shares) at Dec. 31, 2020	56,774,294				56,774,294
Beginning balance at Dec. 31, 2020	$ 0.0	859.8	(320.6)	1.8	$ 541.0
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Issuance of common stock (shares)	4,018,647
Issuance of common stock		640.3			640.3
Exercise of stock options (shares)	577,162
Exercise of stock options		6.1			6.1
Stock-based compensation		6.1			6.1
Net loss			(49.0)		(49.0)
Other comprehensive income				(0.8)	(0.8)
Ending balance (shares) at Mar. 31, 2021	61,370,103
Ending balance at Mar. 31, 2021	$ 0.0	1,512.3	(369.6)	1.0	$ 1,143.7
Beginning balance (shares) at Dec. 31, 2020					0
Beginning balance at Dec. 31, 2020					$ 0.0
Ending balance (shares) at Sep. 30, 2021					0
Ending balance at Sep. 30, 2021					$ 0.0
Beginning balance (shares) at Dec. 31, 2020	56,774,294				56,774,294
Beginning balance at Dec. 31, 2020	$ 0.0	859.8	(320.6)	1.8	$ 541.0
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)					810,575
Net loss					$ (171.0)
Ending balance (shares) at Sep. 30, 2021	61,615,624				61,615,624
Ending balance at Sep. 30, 2021	$ 0.0	1,539.5	(491.6)	0.1	$ 1,048.0
Beginning balance (shares) at Mar. 31, 2021					0
Beginning balance at Mar. 31, 2021					$ 0.0
Ending balance (shares) at Jun. 30, 2021					0
Ending balance at Jun. 30, 2021					$ 0.0
Beginning balance (shares) at Mar. 31, 2021	61,370,103
Beginning balance at Mar. 31, 2021	$ 0.0	1,512.3	(369.6)	1.0	1,143.7
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)	162,024
Exercise of stock options		1.7			1.7
Stock-based compensation		11.9			11.9
Net loss			(55.6)		(55.6)
Other comprehensive income				(0.1)	(0.1)
Ending balance (shares) at Jun. 30, 2021	61,532,127
Ending balance at Jun. 30, 2021	$ 0.0	1,525.9	(425.2)	0.9	$ 1,101.6
Ending balance (shares) at Sep. 30, 2021					0
Ending balance at Sep. 30, 2021					$ 0.0
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)	83,497
Exercise of stock options		0.9			0.9
Stock-based compensation		12.7			12.7
Net loss			(66.4)		(66.4)
Other comprehensive income				(0.8)	$ (0.8)
Ending balance (shares) at Sep. 30, 2021	61,615,624				61,615,624
Ending balance at Sep. 30, 2021	$ 0.0	$ 1,539.5	$ (491.6)	$ 0.1	$ 1,048.0